Net loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Net loss per share
Schedule of basic and diluted net loss per share

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net loss attributable to ordinary shareholders	(547,673)	(204,519)	(47,955)
Numerator for basic and diluted net loss per share	(547,673)	(204,519)	(47,955)
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding	241,437,842	243,025,428	231,533,388
Denominator for diluted calculation	241,437,842	243,025,428	231,533,388
Net loss per ordinary share
—Basic	(2.27)	(0.84)	(0.21)
—Diluted	(2.27)	(0.84)	(0.21)
Net loss per ADS*
—Basic	(2.27)	(0.84)	(0.21)
—Diluted	(2.27)	(0.84)	(0.21)

*Each ADS represents one Class A ordinary share.